Other Financial Liabilities - Summary of Unsecured Liabilities by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 83,705,578	$ 615,014,915
Other financial liabilities, Non-current	2,373,962,103	1,904,512,941
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	61,229,866	542,220,313
Other financial liabilities, Non-current	2,368,746,913	1,897,563,167
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	56,526,463	407,002,682
Other financial liabilities, Non-current	$ 1,457,741,333	$ 1,332,697,887
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.68%	7.08%
Nominal Annual Rate	7.05%	6.49%
Other financial liabilities, Current	$ 12,811,388	$ 364,970,934
Other financial liabilities, Non-current	$ 1,295,011,121	$ 1,136,575,007
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.01%	6.01%
Nominal Annual Rate	5.48%	5.48%
Other financial liabilities, Current	$ 43,715,075	$ 42,031,748
Other financial liabilities, Non-current	162,730,212	196,122,880
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	10,247,579	9,020,288
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Less than 90 Days [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	10,247,579	9,020,288
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	46,278,884	397,982,394
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,563,809	355,950,646
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	43,715,075	42,031,748
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,914,901	41,097,026
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,914,901	41,097,026
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	247,829,821	41,097,026
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	204,914,920
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,914,901	41,097,026
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	1,028,099,110	221,341,228
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	985,628,435	180,244,202
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,470,675	41,097,026
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	34,429,735	905,228,214
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		865,156,308
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	34,429,735	40,071,906
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	104,467,766	123,934,393
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 104,467,766	91,174,497
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 32,759,896